SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 249,132
2023	191,903
Imputed Interest	(19,792)
Net Lease Liability	$ 421,243